Equity - Schedule of the Company’s Activities and Status of the Warrant (Details)	12 Months Ended
Sep. 30, 2024 $ / shares shares
Schedule of the Company’s Activities and Status of the Warrant [Abstract]
Outstanding, Number of Warrant, begining balance (in Shares) | shares
Outstanding, Weighted Average Exercise Price,begining balance | $ / shares
Issued, Number of Warrant (in Shares) | shares	62,500
Issued, Weighted Average Exercise Price | $ / shares	$ 4
Issued, Weighted Average Remaining Term (Years)	4 years 6 months
Exercised, Number of Warrant (in Shares) | shares
Exercised, Weighted Average Exercise Price | $ / shares
Exercised, Weighted Average Remaining Term (Years)
Forfeited or expired, Number of Warrant (in Shares) | shares
Forfeited or expired, Weighted Average Exercise Price | $ / shares
Forfeited or expired, Weighted Average Remaining Term (Years)
Outstanding, Number of Warrant, ending balance (in Shares) | shares	62,500
Outstanding, Weighted Average Exercise Price,ending balance | $ / shares	$ 4
Outstanding, Weighted Average Remaining Term (Years), ending balance	4 years 3 months 18 days